RELATED PARTIES - General information (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and equivalents	$ 18,597,861	$ 17,032,857	$ 36,642,829	$ 34,025,535
Other assets	465,557	608,650
Liabilities
Deposits	181,987,396	173,341,149
Financial obligations	65,541,339	72,116,775
Other liabilities	11,954,440	10,141,802
IBR rate 3M
Liabilities
Loans receivable, related party	$ 202,371	$ 201,954
Loan receivable term	24 months	24 months
Variable rate	4.50%	4.50%
SOFR rate 3M
Liabilities
Loans receivable, related party	$ 1,037,413	$ 1,303,971
Loan receivable term	36 months	36 months
Variable rate	3.50%	3.50%
Individuals with Control Over Entity [Member]
Assets
Financial assets in credit operations	$ 14,141	$ 18,375
Accounts receivable	28	35
Liabilities
Deposits	187,385	260,079
Accounts payable	683	292
Financial obligations	85	13
Key management personnel of entity or parent [member]
Assets
Financial assets in credit operations	7,537	8,822
Accounts receivable	12	19
Liabilities
Deposits	27,531	29,704
Accounts payable	314	214
Financial obligations	1,237	74
Associates [member]
Assets
Investments	1,533,531	1,798,710
Financial assets in credit operations	742,607	553,830
Accounts receivable	34,908	14,288
Other assets	12,651	7,941
Liabilities
Deposits	95,101	176,414
Accounts payable	20,173	19,983
Financial obligations	3
Other liabilities	61	7,032
Entities controlled by individuals [Member]
Assets
Cash and equivalents	863	292
Investments	2,008,318	3,047,516
Financial assets in credit operations	2,884,514	3,228,184
Accounts receivable	1,945,671	2,154,112
Other assets	59,511	28,290
Liabilities
Deposits	1,420,051	1,099,251
Accounts payable	417,908	153,676
Financial obligations	4,774	20,279
Other liabilities	53	114
Entities with joint control or significant influence over entity [member]
Assets
Financial assets in credit operations	138,645	161,569
Accounts receivable	68	6
Other assets		3,028
Liabilities
Deposits	15,432	14,351
Accounts payable	$ 2	$ 5,033